Prospectus Supplement

April 3, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated October 22, 2019

Active International Allocation Portfolio (Class IS) (the "Fund")

At a meeting held on March 4-5, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund, effective April 30, 2020. Accordingly, the following changes to the Prospectus will become effective on April 30, 2020.

The line item in the "Shareholder Fees" table in the section of the Prospectus titled "Fund Summary—Fees and Expenses" relating to the Fund's redemption fee is hereby deleted.

The section of the Prospectus titled "Shareholder Information—How to Redeem Fund Shares—Redemption Fees" is hereby deleted.

All other references to redemption fees with respect to the Fund are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFIAIAREDISPROSPT 4/20

Prospectus Supplement

April 3, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated October 22, 2019

Active International Allocation Portfolio (Class IR) (the "Fund")

At a meeting held on March 4-5, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund, effective April 30, 2020. Accordingly, the following changes to the Prospectus will become effective on April 30, 2020.

The line item in the "Shareholder Fees" table in the section of the Prospectus titled "Fund Summary—Fees and Expenses" relating to the Fund's redemption fee is hereby deleted.

The section of the Prospectus titled "Shareholder Information—How to Redeem Fund Shares—Redemption Fees" is hereby deleted.

All other references to redemption fees with respect to the Fund are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFIAIAREDIRPROSPT 4/20

Prospectus Supplement

April 3, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Active International Allocation Portfolio

International Equity Portfolio (the "Funds")

At a meeting held on March 4-5, 2020, the Board of Directors of the Funds approved the elimination of redemption fees charged by each Fund, effective April 30, 2020. Accordingly, the following changes to the Prospectus will become effective on April 30, 2020.

The line item in the "Shareholder Fees" table in the section of the Prospectus titled "Fund Summary—Fees and Expenses" relating to each Fund's redemption fee is hereby deleted.

The first paragraph of the section of the Prospectus titled "Shareholder Information—How to Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Redemption Fees

Shares of a Fund (except Active International Allocation, Global Franchise, Global Sustain and International Equity Portfolios) redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/ exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

All other references to redemption fees with respect to the Funds are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFIREDEMPTPROSPT1 4/20

Prospectus Supplement

April 3, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 3, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2019

International Advantage Portfolio
International Real Estate Portfolio (the "Funds")

At a meeting held on March 4-5, 2020, the Board of Directors of the Funds approved the elimination of redemption fees charged by each Fund, effective April 30, 2020. Accordingly, the following changes to each Prospectus will become effective on April 30, 2020.

The line item in the "Shareholder Fees" table in the section of each Prospectus titled "Fund Summary—Fees and Expenses" relating to each Fund's redemption fee is hereby deleted.

The section of each Prospectus titled "Shareholder Information—How to Redeem Fund Shares—Redemption Fees" is hereby deleted.

All other references to redemption fees with respect to the Funds are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFIREDEMPTPROSPT2 4/20